RELATED PARTIES - Other Transactions With Related Parties (Details) - Joint Venture t in Millions, $ in Millions	Dec. 03, 2014	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Nov. 08, 2019 USD ($) t
Al Jubail
Disclosure of transactions between related parties [line items]
Loan receivable					$ 109
Calvert | ArcelorMittal Calvert LLC
Disclosure of transactions between related parties [line items]
Loan receivable		$ 230	$ 212
Calvert | ArcelorMittal Calvert LLC | Bottom of range
Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)	2.27%
Loan maturity term	1 year
Calvert | ArcelorMittal Calvert LLC | Top of range
Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)	6.93%
Loan maturity term	25 years
Baffinland | Marketing Agreement
Disclosure of transactions between related parties [line items]
Purchase agreement, annual quantity (in tonnes) | t						6
Percentage of the value of iron ore produced and hauled (in percent)				87.00%		78.00%
Value of iron ore produced and hauled, maximum				$ 600		$ 450